LEGAL DISCLOSURE	12 Months Ended
Dec. 31, 2019
Legal Proceedings Provision Abstract
LEGAL DISCLOSURE

24. LEGAL DISCLOSURE

The cities of Quilmes, Bolivar and San Rafael filed claims against Evolution for dismantling towers in the respective cities. Quilmes is claiming a fine of $29,780 (1,489,005 Argentina Pesos) and San Rafael is claiming a fine of $4,200 (420,000 Argentina Pesos). Both fines have been accrued by the Company. The outcome of these legal proceeding cannot be determined at December 31, 2019 and no additional amounts have been accrued.